UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2006


Check here if Amendment [  ]; Amendment Number:


This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:       Gryphon International Investment Corp
Address:    20 Bay Street, Suite 1905
            Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

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

Name:      Alexander H.M. Becks
Title:     Chairman and Chief Financial Officer
Phone:     416.364.2299
Signature, Place and Date of Signing       /s/ Alexander H.M. Becks        Toronto, Ontario, Canada         February 12, 2007
                                           --------------------------      ------------------------         -----------------
                                           [Signature]                     [City, State]                    [Date]
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Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.
[ ]   13F NOTICE.
[ ]   13F COMBINATION REPORT.

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                                   FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:         0



Form 13F Information Table Entry Total:  53 Data Records



Form 13F Information Table Value Total:   $242,039

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FORM 13F INFORMATION TABLE

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

                                                                                                          VOTING AUTHORITY
NAME OF ISSUER              TITLE OF   CUSIP        VALUE    SHARES/    SH/ PUT/ INVSTMT    OTHER    SOLE      SHARED      NONE
                            CLASS                   x($1000) PRN AMT    PRN CALL DISCRETN   MGRS
Aflac Inc                   Common     001055102    9,105    197,950    SH       SOLE       NONE     197,950   0           0

Aflac Inc                   Common     001055102    2,144    46,600     SH       DEFINED             0         46,600      0

Allstate Corp               Common     020002101    332      5,100      SH       SOLE       NONE     5,100     0           0

Allstate Corp               Common     020002101    208      3,200      SH       DEFINED             0         3,200       0

American Express            Common     025816109    10,399   171,395    SH       SOLE       NONE     171,395   0           0

American Express            Common     025816109    2,542    41,905     SH       DEFINED             0         41,905      0

American Standard           Common     029712106    12       252        SH       DEFINED             0         252         0
Companies

Ameriprise Financial Inc    Common     03076C106    2        28         SH       DEFINED             0         28          0

Apache Corp Com             Common     037411105    212      3,180      SH       DEFINED             0         3,180       0

Biomet Inc                  Common     090613100    8,838    214,140    SH       SOLE       NONE     214,140   0           0

Biomet Inc                  Common     090613100    1,967    47,675     SH       DEFINED             0         47,675      0

BJ Services                 Common     055482103    6,656    227,000    SH       SOLE       NONE     227,000   0           0

BJ Services                 Common     055482103    1,939    66,145     SH       DEFINED             0         66,145      0

Bunge Limited               Common     G16962105    14,121   194,744    SH       SOLE       NONE     194,744   0           0

Bunge Limited               Common     G16962105    3,590    49,515     SH       DEFINED             0         49,515      0

Clarcor Inc                 Common     179895107    10,448   309,013    SH       SOLE       NONE     309,013   0           0

Clarcor Inc                 Common     179895107    2,688    79,515     SH       DEFINED             0         79,515      0

Danaher Corp                Common     235851102    11,620   160,410    SH       SOLE       NONE     160,410   0           0


Danaher Corp                Common     235851102    2,644    36,495     SH       DEFINED             0         36,495      0

Dean Foods Co               Common     242370104    11,309   267,474    SH       SOLE       NONE     267,474   0           0

Dean Foods Co               Common     242370104    2,422    57,279     SH       DEFINED             0         57,279      0

Dover Corp                  Common     260003108    9,805    200,020    SH       SOLE       NONE     200,020   0           0

Dover Corp                  Common     260003108    2,284    46,585     SH       DEFINED             0         46,585      0

Ecolab Inc                  Common     278865100    19       420        SH       DEFINED             0         420         0

Fedex Corporation           Common     31428X106    10,937   100,695    SH       SOLE       NONE     100,695   0           0

Fedex Corporation           Common     31428X106    2,677    24,647     SH       DEFINED             0         24,647      0

Fiserv Inc                  Common     337738108    10,285   196,205    SH       SOLE       NONE     196,205   0           0

Fiserv Inc                  Common     337738108    2,224    42,420     SH       DEFINED             0         42,420      0

General Mills Inc           Common     370334104    7        130        SH       DEFINED             0         130         0

Health Management           Common     421933102    6,361    301,350    SH       SOLE       NONE     301,350   0           0
Associates Inc A

Health Management           Common     421933102    1,581    74,905     SH       DEFINED             0         74,905      0
Associates Inc A

Hillenbrand Industries      Common     431573104    14       252        SH       DEFINED             0         252         0

Home Depot                  Common     437076102    7,129    177,507    SH       SOLE       NONE     177,507   0           0

Home Depot                  Common     437076102    1,922    47,871     SH       DEFINED             0         47,871      0

Honeywell Inc.              Common     438516106    10,754   237,720    SH       SOLE       NONE     237,720   0           0

Honeywell Inc.              Common     438516106    2,462    54,420     SH       DEFINED             0         54,420      0

International Business      Common     459200101    8        84         SH       DEFINED             0         84          0
Machs

Intel Corp                  Common     458140100    6        319        SH       DEFINED             0         319         0

J.M. Smucker Co             Common     832696405    8,126    167,651    SH       SOLE       NONE     167,651   0           0

J.M. Smucker Co             Common     832696405    1,939    40,005     SH       DEFINED             0         40,005      0

Perkinelmer Inc.            Common     714046109    6,518    293,200    SH       SOLE       NONE     293,200   0           0

Perkinelmer Inc.            Common     714046109    1,342    60,380     SH       DEFINED             0         60,380      0

Praxair Inc.                Common     74005P104    11,381   191,833    SH       SOLE       NONE     191,833   0           0

Praxair Inc.                Common     74005P104    2,744    46,257     SH       DEFINED             0         46,257      0

Sysco Corp                  Common     871829107    10,040   273,110    SH       SOLE       NONE     273,110   0           0

Sysco Corp                  Common     871829107    2,285    62,155     SH       DEFINED             0         62,155      0

Thermo Fisher Scientific    Common     883556102    12,094   267,030    SH       SOLE       NONE     267,030   0           0

Thermo Fisher Scientific    Common     883556102    2,540    56,080     SH       DEFINED             0         56,080      0

TJX Companies               Common     872540109    9,082    318,435    SH       SOLE       NONE     318,435   0           0

TJX Companies               Common     872540109    2,254    79,040     SH       DEFINED             0         79,040      0

Treehouse Foods Inc         Common     89469A104    3        100        SH       DEFINED             0         100         0

Wal-Mart Stores             Common     931142103    6        126        SH       DEFINED             0         126         0

Yum! Brands Inc.            Common     988498101    10       168        SH       DEFINED             0         168         0

S REPORT SUMMARY            53 DATA                                     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                            RECORDS
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